Restrictions on Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash (Textual) [Abstract]
Daily average reserve requirements	$ 2,716	$ 2,694